U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2
READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1. Name and address of issuer:
Cash Accumulation Trust
100 Mulberry Street
Gateway Center Three
Newark, New Jersey 07102-4077

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]
3. Investment Company Act File Number:  811-04060
Securities Act File Number:  2-91889
4. 	Last day of fiscal year for which this Form is filed:  September 30, 2010
(b) [x ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.
(c) [ ] Check box if this is the last time the issuer will be filing this Form.
5. Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$ 10,501,796,827

(ii) Aggregate price of securities redeemed or r epurchased during the fiscal year:
$ 13,304,879,943

(iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$ 0
(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
$ 13,304,879,943

(v) Net sales -- if item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:
$ 0
(vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$ 2,803,083,116

(vii) Multiplier for determining registration fee
(See Instruction C.9):
x  0.00007130
(viii) Registration fee due
[multiply Item 5(v) by Item 5(vii)]
(enter "0" if no fee is due):
= $0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under
the Securities Act of 1933 pursuant to rule 24e-2 as in
effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here: 0.
 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
that number here: 0.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D): $0
8. Total of the amount of the registration fee due plus
any interest due       [Item 5(viii) plus Item 7]: = $0
9. Date the registration fee and any interest payment was
sent to theCommission's lockbox depository: N/A
Method of Delivery: N/A
[   ] Wire Transfer
[   ] Mail or other means
SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/_Sadiq M. Peshimam

Sadiq M. Peshimam

Assistant Treasurer

Date: July 21, 2010


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NYB 1476879.1